Note 21 - Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of the components and trade and other receivables [text block]
	2024	2023
Bullion sales receivable	4,095	5,403
VAT receivables	8,164	4,259
Deposits for stores, equipment and other receivables	416	290
	12,675	9,952